Note 12 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 12 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	$ 61,610	$ 38,434	$ 24,237
Canada Revenue Agency [Member] | Domestic Tax Authority [Member]
Note 12 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	8,590	14,967	5,407
Internal Revenue Service (IRS) [Member] | Foreign Tax Authority [Member]
Note 12 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	$ 53,020	$ 23,467	$ 18,830